Investment in the Master Trust - Net Assets of Master Trust and Divided Interest (Details) - EBP 020 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 975,752	$ 823,833
Net assets available for benefits	1,032,926	885,360
Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	63,167	44,345
Total investments at contract value	40,612	46,538
Net assets available for benefits	103,779	90,883
Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Total investments at fair value	1,504	1,190
Master Trust | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	61,663	43,155
Master Trust | Fixed maturity synthetic GIC
EBP, Master Trust [Line Items]
Total investments at contract value	2,763	4,204
Master Trust | Constant duration synthetic GICs
EBP, Master Trust [Line Items]
Total investments at contract value	37,849	42,334
Plan's Divided Interest
EBP, Master Trust [Line Items]
Total investments at fair value	62,810	43,939
Total investments at contract value	38,181	43,834
Net assets available for benefits	100,991	87,773
Plan's Divided Interest | Short-term investment fund
EBP, Master Trust [Line Items]
Total investments at fair value	1,414	1,121
Plan's Divided Interest | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	61,396	42,818
Plan's Divided Interest | Fixed maturity synthetic GIC
EBP, Master Trust [Line Items]
Total investments at contract value	2,598	3,960
Plan's Divided Interest | Constant duration synthetic GICs
EBP, Master Trust [Line Items]
Total investments at contract value	$ 35,583	$ 39,874